Supplemental Consolidated Financial Information	12 Months Ended
Sep. 30, 2011
Organization and Summary of Significant Accounting Policies/Supplemental Consolidated Financial Information [Abstract]
Supplemental Consolidated Financial Information
Note T: Supplemental Consolidated Financial Information
Supplemental Consolidated Statements of Financial Position Information
The following table provides information on amounts included in accounts receivable, net and inventories, net:

	September 30,
	2011	2010
	(In thousands)
Pawn service charges receivable:
Gross pawn service charges receivable	$37,175	$31,575
Allowance for doubtful accounts	(10,720)	(9,949)

Pawn service charges receivable, net	$26,455	$21,626

Signature loan fees receivable:
Gross signature loan fees receivable	$5,839	$6,144
Allowance for doubtful accounts	(491)	(326)

Signature loan fees receivable, net	$5,348	$5,818

Auto title loan fees receivable:
Gross auto title loan fees receivable	$1,507	$1,721
Allowance for doubtful accounts	(80)	(105)

Auto title loan fees receivable, net	$1,427	$1,616

Inventory:
Inventory, gross
Inventory reserves	$99,854	$77,211
Inventory, net	(9,481)	(5,709)

	$90,373	$71,502

Supplemental Consolidated Statements of Income
The table below provides advertising expense for periods presented. Advertising costs are included in administrative expenses in the Consolidated Statements of Income:

	Fiscal Years Ended September 30,
	2011	2010	2009
		(In thousands)
Advertising Expense	$3,577	$2,205	$2,033
Other Supplemental Information

	September 30,
	2011	2010
	(In thousands)
Signature Loans:
Expected LOC losses	$1,562	$1,337
Maximum exposure for LOC losses	$23,845	$24,449

Auto title loans:
Expected LOC losses	$233	$362
Maximum exposure for LOC losses	$6,423	$7,197
Valuation and Qualifying Accounts

	Balance at	Additions			Balance at
	Beginning	Charged to	Charged to		End
Description	of Period	Expense	Other Accts	Deductions	of Period
	(In thousands)
Allowance for valuation of inventory:
Year ended September 30, 2011	$5,709	$3,772	$—	$—	$9,481

Year ended September 30, 2010	$5,719	$—	$—	$10	$5,709

Year ended September 30, 2009	$4,028	$1,691	$—	$—	$5,719

Allowance for uncollectible pawn service charges receivable:
Year ended September 30, 2011	$9,949	$—	$771	$—	$10,720

Year ended September 30, 2010	$8,521	$—	$1,428	$—	$9,949

Year ended September 30, 2009	$5,315	$—	$3,206	$—	$8,521

Allowance for uncollectible signature loan fees receivable:
Year ended September 30, 2011	$326	$—	$165	$—	$491

Year ended September 30, 2010	$461	$—	$(135)	$—	$326

Year ended September 30, 2009	$581	$—	$(120)	$—	$461

Allowance for valuation of deferred tax assets:
Year ended September 30, 2011	$1,273	$152	$—	$—	$1,425

Year ended September 30, 2010	$—	$1,273	$—	$—	$1,273

Year ended September 30, 2009	$233	$—	$—	$233	$—

Allowance for uncollectible auto title loan fees receivable:
Year ended September 30, 2011	$105	$—	$(25)	$—	$80

Year ended September 30, 2010	$21	$—	$84	$—	$105

Year ended September 30, 2009	$—	$—	$21	$—	$21